Annual Total Returns - Fidelity Freedom Blend 2015 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-06 - Fidelity Freedom Blend 2015 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Advisor Freedom Blend 2015 Fund- Class Z6
Bar Chart Table:
Annual Return 2019	16.73%
Annual Return 2020	12.29%
Annual Return 2021	7.05%